Shareholder Report, Line Graph (Details) - USD ($)			11 Months Ended	12 Months Ended		23 Months Ended	24 Months Ended	35 Months Ended	36 Months Ended	47 Months Ended	48 Months Ended	59 Months Ended	60 Months Ended	71 Months Ended	72 Months Ended	83 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2018	Nov. 30, 2015	Nov. 30, 2019	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2020	Nov. 30, 2017	Nov. 30, 2021	Nov. 30, 2018	Nov. 30, 2022	Nov. 30, 2019	Nov. 30, 2023	Nov. 30, 2020	Nov. 30, 2024	Nov. 30, 2021	Nov. 30, 2025	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
C000142876
Account Value [Line Items]
Line Graph and Table Measure Name				North Star Bond Fund
Accumulated Value		$ 10,000			$ 10,556		$ 10,881		$ 10,747		$ 11,411		$ 11,533		$ 11,861		$ 11,174	$ 11,614	$ 12,378	$ 12,829
C000125620
Account Value [Line Items]
Line Graph and Table Measure Name				North Star Dividend Fund
Accumulated Value		10,000			11,930		13,450		12,596		13,661		13,710		16,274		16,118	15,612	19,034	17,890
C000125617
Account Value [Line Items]
Line Graph and Table Measure Name				North Star Micro Cap Fund
Accumulated Value		10,000			12,031		13,078		12,311		12,835		17,656		20,636		16,233	17,651	23,034	21,705
C000106068
Account Value [Line Items]
Line Graph and Table Measure Name				North Star Opportunity Fund
Accumulated Value		9,426			10,415		11,606		11,945		13,059		15,669		18,761		15,440	15,617	18,908	20,284
C000106067
Account Value [Line Items]
Line Graph and Table Measure Name				North Star Opportunity Fund
Accumulated Value		10,000			11,051		12,350		12,737		13,961		16,793		20,153		16,631	16,858	20,468	22,012
C000241411
Account Value [Line Items]
Line Graph and Table Measure Name				North Star Small Cap Value Fund
Accumulated Value	$ 100,000		$ 118,073			$ 112,533		$ 158,322		$ 157,185		$ 150,305		$ 199,872		$ 210,867
C000241410
Account Value [Line Items]
Line Graph and Table Measure Name				North Star Small Cap Value Fund
Accumulated Value		10,000			11,529		13,571		12,530		12,857		12,217		17,148		16,994	16,211	21,521	22,647
Bloomberg Ba to B U.S. High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Ba to B U.S. High Yield Index
Accumulated Value		10,000			10,998		11,915		11,925		13,295		14,316		14,951		13,701	14,825	16,450	17,698
Morningstar US Small Value TR USD
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar US Small Value TR USD
Accumulated Value		10,000			11,855		13,024		12,512		12,702		12,395		16,654		17,526	16,779	22,106	22,674
Morningstar US Small Value TR USD
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar US Small Value TR USD
Accumulated Value		10,000			11,855		13,024		12,512		12,702		12,395		16,654		17,526	16,779	22,106	22,674
S&P Target Risk Aggressive Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Target Risk Aggressive Index
Accumulated Value		10,000			10,399		12,542		12,414		14,015		15,678		18,234		16,400	17,844	21,777	25,231
S&P Target Risk Aggressive Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Target Risk Aggressive Index
Accumulated Value		10,000			10,399		12,542		12,414		14,015		15,678		18,234		16,400	17,844	21,777	25,231
Morningstar US Small Value TR USD
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar US Small Value TR USD
Accumulated Value	100,000		116,049			113,246		152,152		160,122		153,298		201,965		207,156
Morningstar US Small Value TR USD
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar US Small Value TR USD
Accumulated Value		10,000			11,855		13,024		12,512		12,702		12,395		16,654		17,526	16,779	22,106	22,674
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			10,217		10,546		10,404		11,527		12,366		12,224		10,654	10,780	11,521	12,178
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			10,806		13,277		14,111		16,384		19,244		24,617		22,350	25,443	34,066	39,175
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			10,806		13,277		14,111		16,384		19,244		24,617		22,350	25,443	34,066	39,175
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			10,806		13,277		14,111		16,384		19,244		24,617		22,350	25,443	34,066	39,175
S&P Target Risk Balanced Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Target Risk Balanced Index
Accumulated Value		10,000			10,371		12,070		11,951		13,424		14,875		16,670		14,933	15,969	18,904	21,440
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			10,806		13,277		14,111		16,384		19,244		24,617		22,350	25,443	34,066	39,175
S&P Target Risk Balanced Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Target Risk Balanced Index
Accumulated Value		10,000			10,371		12,070		11,951		13,424		14,875		16,670		14,933	15,969	18,904	21,440
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 100,000		$ 127,634			$ 149,914		$ 191,772		$ 174,110		$ 198,206		$ 265,380		$ 305,186
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000			$ 10,806		$ 13,277		$ 14,111		$ 16,384		$ 19,244		$ 24,617		$ 22,350	$ 25,443	$ 34,066	$ 39,175